Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text Block1 [Abstract]
Summary of Trade and Other Receivables

	As of December 31,
	2020	2019
	US$’000	US$’000
Trade receivables	83,485	75,627
Less: Loss allowances	(1,414)	(1,550)
Trade receivable, net	82,071	74,077
Other receivables	6,227	6,986
Less: Loss allowances	(35)	(118)
Other receivable, net	6,192	6,868

Movement in Provision for Impairment of Trade Receivables

12(a) Movement in the loss allowance on trade receivables

	2020	2019
	US$’000	US$’000
At January 1	1,550	1,657
Charge for the year	227	72
Write-off	(339)	(1)
Unused amounts reversed	(147)	(194)
Currency translation adjustment	102	19
Reclassification	21	(3)
At December 31	1,414	1,550

Aging Analysis of Trade Receivables

12.TRADE AND OTHER RECEIVABLES (continued)

12(b)Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2020
Expected loss rate	1.69%	0.16%	1.23%	2.80%	6.92%	15.91%	66.48%
Gross carrying amount - trade receivables	83,485	69,336	9,557	2,751	159	44	1,638
Loss allowances	1,414	112	118	77	11	7	1,089
Trade receivable, net	82,071	69,224	9,439	2,674	148	37	549

December 31, 2019
Expected loss rate	2.05%	0.14%	0.76%	3.75%	9.52%	23.89%	75.97%
Gross carrying amount - trade receivables	75,627	59,867	9,979	3,759	294	180	1,548
Loss allowances	1,550	86	76	141	28	43	1,176
Trade receivable, net	74,077	59,781	9,903	3,618	266	137	372